Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property and equipment
Property and Equipment, Gross	$ 150	$ 150
Less accumulated depreciation and amortization	(112)	(90)
Property and equipment, net	38	60
Depreciation expense	22	121
Impairment charge on ROU asset	36
Asset impairment charges		800
Machinery and equipment
Property and equipment
Property and Equipment, Gross	61	61
Furniture and equipment
Property and equipment
Property and Equipment, Gross	5	5
Computer hardware and software
Property and equipment
Property and Equipment, Gross	78	78
Tooling and molds
Property and equipment
Property and Equipment, Gross	$ 6	$ 6